Share Capital - Free Share Plans (Details)	Apr. 20, 2021 shares patient € / shares	Jun. 30, 2021 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (euro per share) | € / shares		€ 0.03
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares	362,515
Vesting requirements, holding period	1 year
Executive Board and Employees | AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares	362,515
Par value per share (euro per share) | € / shares	€ 0.03
Vesting requirements, holding period	1 year
Vesting requirements, acquisition period	2 years
Vesting requirements, recommended dose determination, minimum number of patients | patient	2
Vesting requirements, recommended dose determination, total number of patients | patient	3